Pay vs Performance Disclosure		12 Months Ended
		Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation for our principal executive office (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below.

Refer to the CD&A starting on page 33 for a complete description of how executive compensation relates to Company performance and how the compensation and human resources committee makes its decisions.

Pay versus performance table

									Value of initial fixed $100 investment based on:				Company- selected measure: net economic earnings per share
Year	Summary compensation table total for PEO	(1)	Compensation actually paid to PEO	(2)	Average summary compensation table total for non-PEO NEOs	(1)	Average summary compensation actually paid to non-PEO NEOs	(2)	Cumulative total shareholder return	Peer group cumulative total shareholder return	(3)	Net income (in millions)		(4)
2023	$5,213,657		$4,157,434		$1,544,483		$1,300,871		$120.06	$108.98		$217.5	$4.06
2022	4,974,714		2,925,723		1,453,601		1,032,923		126.54	117.20		220.8	3.86
2021	5,568,741		8,136,308		1,640,443		2,207,882		119.39	111.01		271.7	4.86

(1)	In all years, Ms. Sitherwood was our PEO and our Non-PEO NEOs were Messrs. Rasche, Lindsey, Darrell and Geiselhart.

(2)	The amounts shown for Compensation Actually Paid (CAP) have been calculated in accordance with SEC rules and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the “Summary compensation table” total with certain adjustments as described in the tables below. The following tables set forth the adjustments made during each year represented in the table above to arrive at CAP for our PEO and non-PEO NEOs during fiscal years 2021-2023.

Adjustments to determine CAP for PEO	2021	2022	2023
Summary compensation table (SCT) total	$5,568,741	$4,974,714	$5,213,657
Adjustments to arrive at CAP:
Deduction for change in pension values reported in the SCT	(229,249)	(290,486)	(244,567)
Increase for “Service Cost” for Pension Plans	160,743	160,975	150,094
Increase for “Prior Service Cost” for Pension Plans	–	–	–
Deduction for stock awards amounts reported in the SCT	(2,847,634)	(2,605,078)	(2,943,525)
Fair value of current year equity awards at year-end	3,767,937	2,392,873	2,091,975
Change in value of prior years’ awards unvested at year-end	1,605,477	(1,582,072)	(240,693)
Change in value of prior years’ awards that vested during current year	110,293	(125,203)	130,493
Deduction of value of prior years’ awards that were forfeited during year	–	–	–
Total adjustments	2,567,567	(2,048,991)	(1,056,223)
CAP total	$8,136,308	$2,925,723	$4,157,434

Adjustments to determine average CAP for non-PEO NEOs	2021	2022	2023
Summary compensation table (SCT) total	$1,640,443	$1,453,601	$1,544,483
Adjustments to arrive at CAP:
Deduction for change in pension values reported in the SCT	(80,645)	(48,755)	(83,333)
Increase for “Service Cost” for Pension Plans	59,216	57,153	54,739
Increase for “Prior Service Cost” for Pension Plans	(5,807)	–	–
Deduction for stock awards amounts reported in the SCT	(636,711)	(594,473)	(657,440)
Fair value of current year equity awards at year-end	842,486	546,067	467,218
Change in value of prior years’ awards unvested at year-end	360,423	(352,064)	(53,590)
Change in value of prior years’ awards that vested during current year	28,479	(28,606)	80,767
Deduction of value of prior years’ awards that were forfeited during year	–	–	–
Total adjustments	567,439	(420,678)	(243,611)
CAP total	$2,207,882	$1,032,923	$1,300,871

(3)	The peer group TSR in this table utilizes the S&P 500 Utilities Index (“S&P Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2023 Annual Report on Form 10-K. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year in the Company and in the S&P Index, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the S&P Index. Historical stock performance is not necessarily indicative of future stock performance.
(4)	Net economic earnings per share performance summarized above is based on our average basic net economic earnings per share over a period of three years. Net economic earnings exclude from net income the after-tax impacts of fair value accounting and timing adjustments associated with energy-related transactions, the impacts of acquisitions, divestiture and restructuring activities, and the largely non-cash impacts of impairments and other non-recurring or unusual items, such as certain regulatory, legislative or GAAP standard-setting actions.

Company Selected Measure Name		Net economic earnings per share
Named Executive Officers, Footnote [Text Block]
(1)	In all years, Ms. Sitherwood was our PEO and our Non-PEO NEOs were Messrs. Rasche, Lindsey, Darrell and Geiselhart.

PEO Total Compensation Amount	[1]	$ 5,213,657	$ 4,974,714	$ 5,568,741
PEO Actually Paid Compensation Amount		$ 4,157,434	2,925,723	8,136,308
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments to determine CAP for PEO	2021	2022	2023
Summary compensation table (SCT) total	$5,568,741	$4,974,714	$5,213,657
Adjustments to arrive at CAP:
Deduction for change in pension values reported in the SCT	(229,249)	(290,486)	(244,567)
Increase for “Service Cost” for Pension Plans	160,743	160,975	150,094
Increase for “Prior Service Cost” for Pension Plans	–	–	–
Deduction for stock awards amounts reported in the SCT	(2,847,634)	(2,605,078)	(2,943,525)
Fair value of current year equity awards at year-end	3,767,937	2,392,873	2,091,975
Change in value of prior years’ awards unvested at year-end	1,605,477	(1,582,072)	(240,693)
Change in value of prior years’ awards that vested during current year	110,293	(125,203)	130,493
Deduction of value of prior years’ awards that were forfeited during year	–	–	–
Total adjustments	2,567,567	(2,048,991)	(1,056,223)
CAP total	$8,136,308	$2,925,723	$4,157,434

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,544,483	1,453,601	1,640,443
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,300,871	1,032,923	2,207,882
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments to determine average CAP for non-PEO NEOs	2021	2022	2023
Summary compensation table (SCT) total	$1,640,443	$1,453,601	$1,544,483
Adjustments to arrive at CAP:
Deduction for change in pension values reported in the SCT	(80,645)	(48,755)	(83,333)
Increase for “Service Cost” for Pension Plans	59,216	57,153	54,739
Increase for “Prior Service Cost” for Pension Plans	(5,807)	–	–
Deduction for stock awards amounts reported in the SCT	(636,711)	(594,473)	(657,440)
Fair value of current year equity awards at year-end	842,486	546,067	467,218
Change in value of prior years’ awards unvested at year-end	360,423	(352,064)	(53,590)
Change in value of prior years’ awards that vested during current year	28,479	(28,606)	80,767
Deduction of value of prior years’ awards that were forfeited during year	–	–	–
Total adjustments	567,439	(420,678)	(243,611)
CAP total	$2,207,882	$1,032,923	$1,300,871

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		The following graph compares the PEO and average non-PEO NEOs’ compensation actually paid versus the Company’s cumulative TSR:
Compensation Actually Paid vs. Net Income [Text Block]		The following graph compares the PEO and average non-PEO NEOs’ compensation actually paid versus the Company’s net income:
Compensation Actually Paid vs. Company Selected Measure [Text Block]		The following graph compares the PEO and average non-PEO NEOs’ compensation actually paid versus the Company’s NEEPS (non-GAAP):
Tabular List [Table Text Block]

Financial performance measures

In our assessment, the most important financial performance measures used to link compensation actually paid to our NEOs in 2023, as calculated in accordance with the SEC rules, to our performance were:

•	Adjusted operating income
•	NEEPS
•	Relative TSR

Total Shareholder Return Amount		$ 120.06	126.54	119.39
Peer Group Total Shareholder Return Amount	[2]	108.98	117.20	111.01
Net Income (Loss) Attributable to Parent		$ 217,500,000	$ 220,800,000	$ 271,700,000
Company Selected Measure Amount | $ / shares	[3]	4.06	3.86	4.86
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted operating income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		NEEPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,056,223)	$ (2,048,991)	$ 2,567,567
PEO [Member] | Deduction for change in pension values reported in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(244,567)	(290,486)	(229,249)
PEO [Member] | Increase for “Service Cost” for Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		150,094	160,975	160,743
PEO [Member] | Increase for “Prior Service Cost” for Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Deduction for stock awards amounts reported in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,943,525)	(2,605,078)	(2,847,634)
PEO [Member] | Fair value of current year equity awards at year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,091,975	2,392,873	3,767,937
PEO [Member] | Change in value of prior years’ awards unvested at year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(240,693)	(1,582,072)	1,605,477
PEO [Member] | Change in value of prior years’ awards that vested during current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		130,493	(125,203)	110,293
PEO [Member] | Deduction of value of prior years’ awards that were forfeited during year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Ms. Sitherwood
Pay vs Performance Disclosure [Table]
PEO Name		Ms. Sitherwood	Ms. Sitherwood	Ms. Sitherwood
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (243,611)	$ (420,678)	$ 567,439
Non-PEO NEO [Member] | Deduction for change in pension values reported in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(83,333)	(48,755)	(80,645)
Non-PEO NEO [Member] | Increase for “Service Cost” for Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		54,739	57,153	59,216
Non-PEO NEO [Member] | Increase for “Prior Service Cost” for Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(5,807)
Non-PEO NEO [Member] | Deduction for stock awards amounts reported in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(657,440)	(594,473)	(636,711)
Non-PEO NEO [Member] | Fair value of current year equity awards at year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		467,218	546,067	842,486
Non-PEO NEO [Member] | Change in value of prior years’ awards unvested at year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(53,590)	(352,064)	360,423
Non-PEO NEO [Member] | Change in value of prior years’ awards that vested during current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		80,767	(28,606)	28,479
Non-PEO NEO [Member] | Deduction of value of prior years’ awards that were forfeited during year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Rasche
Pay vs Performance Disclosure [Table]
PEO Name		Rasche	Rasche	Rasche
Non-PEO NEO [Member] | Lindsey
Pay vs Performance Disclosure [Table]
PEO Name		Lindsey	Lindsey	Lindsey
Non-PEO NEO [Member] | Darrell
Pay vs Performance Disclosure [Table]
PEO Name		Darrell	Darrell	Darrell
Non-PEO NEO [Member] | Geiselhart
Pay vs Performance Disclosure [Table]
PEO Name		Geiselhart	Geiselhart	Geiselhart

[1]	In all years, Ms. Sitherwood was our PEO and our Non-PEO NEOs were Messrs. Rasche, Lindsey, Darrell and Geiselhart.
[2]	The peer group TSR in this table utilizes the S&P 500 Utilities Index (“S&P Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2023 Annual Report on Form 10-K. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year in the Company and in the S&P Index, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the S&P Index. Historical stock performance is not necessarily indicative of future stock performance.
[3]	Net economic earnings per share performance summarized above is based on our average basic net economic earnings per share over a period of three years. Net economic earnings exclude from net income the after-tax impacts of fair value accounting and timing adjustments associated with energy-related transactions, the impacts of acquisitions, divestiture and restructuring activities, and the largely non-cash impacts of impairments and other non-recurring or unusual items, such as certain regulatory, legislative or GAAP standard-setting actions.